Nature and continuance of operations	12 Months Ended
Dec. 31, 2018
Nature and Continuance of Operations [Abstract]
Nature and continuance of operations
1.	Nature and continuance of operations

Electrameccanica Vehicles Corp (the “Company”) was incorporated on February 16, 2015, under the laws of the province of British Columbia, Canada, and its principal activity is the development and manufacturing of electric vehicles. The Company acquired Intermeccanica International Inc. (“Intermeccanica”) on October 18, 2017 whose principal activity is the development and manufacturing of high-end custom-built vehicles. On January 22, 2018, the Company incorporated a wholly-owned subsidiary EMV Automotive USA Inc. in Nevada, USA.

The head office and principal address of the Company are located at 102 East 1st Avenue, Vancouver, British Columbia, Canada, V5T 1A4.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As at December 31, 2018, the Company’s principal activity, the development and manufacture of electric vehicles, is in the development stage, and the Company’s continuation as a going concern is dependent upon the successful results from its electric vehicle development and manufacturing activities and its ability to attain profitable operations and generate funds there from and/or raise equity capital or borrowings sufficient to meet current and future obligations. It is anticipated that significant additional funding will be required. These factors indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern. Management intends to finance its operations over the next twelve months through private placement and/or public offerings of equity capital. Should the Company be unable to continue as a going concern, the net realizable value of its assets may be materially less than the amounts on its statement of financial position.